Debt (10-Q) (Details) (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Apr. 06, 2013	Dec. 31, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2011 Senior Secured Convertible Notes [Member]	Apr. 06, 2013 Senior Secured Convertible Notes [Member]	Mar. 31, 2013 Senior Secured Convertible Notes [Member]	Oct. 02, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member] Call Option [Member]	Oct. 02, 2012 Senior Secured Convertible Notes [Member] Call Option [Member]	Mar. 31, 2013 Embedded Derivative liability [Member]	Dec. 31, 2012 Embedded Derivative liability [Member]	Dec. 31, 2011 Embedded Derivative liability [Member]	Mar. 31, 2013 Working Capital Note [Member]	Dec. 31, 2012 Working Capital Note [Member]	Dec. 31, 2011 Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 11,983,000		$ 11,269,000	$ 4,987,000	$ 11,269,000	$ 11,983,000		$ 15,005,000	$ 0		$ 15,005,000				$ 273,000	$ 276,000	$ 0	$ 3,660,000	$ 3,660,000	$ 5,000,000
Unamortized debt discount	(6,955,000)		(7,672,000)	(139,000)	(7,672,000)	(6,955,000)		8,300,000
Less current portion	(2,805,000)		(1,786,000)	(2,205,000)	(1,786,000)	(2,805,000)
Total long-term debt	9,178,000		9,483,000	2,782,000	9,483,000	9,178,000
Interest expense	1,427,000	174,000	2,957,000	849,000	17,846,000	19,273,000
Debt issuance costs	200,000		1,500,000					700,000
Amortization of debt issuance costs	500,000
Amortization of deferred financing costs	200,000		1,300,000						200,000
Warrants to purchase common stock (in shares)	80,080,702		80,250,702	1,064,616	80,250,702	80,080,702		51,100,000		57,438,408		51,100,000	20,000,000
Exercise price of warrants (in dollars per share)								$ 0.75		$ 0.69		$ 0.75	$ 0.75
Maximum value of securities that may be called by right holders														20,000,000
Accrued interest on convertible notes	$ 188,000		$ 373,000	$ 0	$ 373,000	$ 188,000		$ 400,000			$ 400,000
Debt interest rate (in hundredths)								10.00%			10.00%								13.00%	11.75%
Conversion price (in dollars per share)										$ 0.69
Number of trading days considered for volume weighted average price of stock							5 days